Net Fee and commission Income - Schedule of Fee and Commission Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee and commission income (expense) [abstract]
Funds transfer		€ 1,394	€ 1,172	€ 1,103
Securities business		618	532	497
Insurance broking		173	176	181
Asset management fees		170	116	91
Brokerage and advisory fees		584	548	477
Other		1,302	1,321	1,232
Total Fee and commission income	[1]	€ 4,240	€ 3,865	€ 3,581

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.